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Virtus AlphaSimplex Managed Futures Strategy Fund
Virtus AlphaSimplex Managed Futures Strategy Fund
Investment Objective
The fund pursues an absolute return strategy that seeks to provide capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 33 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Virtus AlphaSimplex Managed Futures Strategy Fund, a series of Virtus Alternative Solutions Trust, is the successor of the AlphaSimplex Managed Futures Strategy Fund, formerly a series of Natixis Funds Trust II (the “Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund (the “Reorganization”), which is anticipated to occur in the first or second quarter of 2023.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus AlphaSimplex Managed Futures Strategy Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus AlphaSimplex Managed Futures Strategy Fund		Class A	Class C	Class I	Class R6
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.35%	0.30%	0.31%	0.19%
Total Annual Fund Operating Expenses		1.85%	2.55%	1.56%	1.44%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.15%)	(0.10%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.70%	2.45%	1.45%	1.33%
[1]	Estimated for current fiscal year, as annualized.
[2]	Virtus Alternative Investment Advisers, Inc. (“VAIA”), the fund’s investment adviser, has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, 1.45% for Class I Shares and 1.33% for Class R6 Shares for two years from the Reorganization. Following the contractual period, VAIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VAIA and/or its affiliate may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of up to three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Alternative Solutions Trust and VAIA.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus AlphaSimplex Managed Futures Strategy Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	713	1,071	1,469	2,576
Class C	348	774	1,337	2,870
Class I	148	471	829	1,837
Class R6	135	433	765	1,705

Expense Example No Redemption - Virtus AlphaSimplex Managed Futures Strategy Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	713	1,071	1,469	2,576
Class C	248	774	1,337	2,870
Class I	148	471	829	1,837
Class R6	135	433	765	1,705

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Due to the short-term nature of the fund’s investment portfolio, the fund (and the Predecessor Fund) does not calculate a portfolio turnover rate.

Principal Investment Strategies

The fund seeks to generate positive absolute returns over time. Under normal market conditions, the fund’s subadviser, AlphaSimplex Group, LLC (“AlphaSimplex”), typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include primarily exposures to the returns of U.S. and non-U.S. equity and fixed-income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex will have great flexibility to allocate the fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. AlphaSimplex uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments across time periods of various lengths. AlphaSimplex believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. AlphaSimplex believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The fund may have both “short” and “long” exposures within an asset class based upon AlphaSimplex’s analysis of multiple time horizons to identify trends in a particular asset class. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the fund’s overall portfolio. As of the date of this prospectus, AlphaSimplex targets an annualized volatility level of 17% or less (as measured by the standard deviation of the fund’s returns). The standard deviation is a measure of how disbursed the data are in relation to the average data point. For a particular time period, the standard deviation of the fund’s returns is, therefore, a measure of how dispersed daily fund returns are relative to the average daily fund return during this period. A low standard deviation means that daily returns are clustered around the average daily return. On the other hand, a high standard deviation means that daily returns are more spread out. Some investors use standard deviation as a measure of risk to compare the expected risk and volatility of various investment options. For example, a typical equity fund will have a higher standard deviation of returns than a typical money market fund, as equity funds generally experience higher volatility of returns as compared to a money market fund. The fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the fund’s portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the fund.

Under normal market conditions, it is expected that no more than 25% of the fund’s total assets will be dedicated to initial and variation margin payments relating to the fund’s derivative transactions. The gross notional value of the fund’s derivative investments, however, will generally exceed 25% of the fund’s total assets, and may significantly exceed the total value of the fund’s assets. The fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high-quality securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Money Market Portion”), although the fund may invest less than this percentage. AlphaSimplex will determine the percentage of the fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the fund’s investments in derivatives and, secondarily, to provide the fund with incremental income and liquidity. Although the fund will invest a significant portion of its assets in money market instruments, the fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the fund’s shares may decrease. The fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the fund will not seek to maintain a stable net asset value. The fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.

AlphaSimplex will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Duration for all assets in the Money Market Portion is limited to 397 days or less and the weighted average maturity is limited to 120 days or less. AlphaSimplex will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the fund does not intend to invest in physical commodities directly, the fund expects to seek to gain its exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary”). The fund may invest up to 25% of its total assets in the Subsidiary. The strategies and risks described herein for the fund are therefore also applicable to the Subsidiary. Under normal market conditions, no more than 10% of the fund’s total assets are expected to be dedicated to initial and variation margin payments relating to these transactions.

Although the fund seeks positive absolute returns over time, it is likely that the fund’s investment returns may be volatile over short periods of time. The fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the fund’s returns over time or during any period will be positive or that the fund will outperform the overall security markets over time or during any particular period.

The fund may engage in active and frequent trading of securities and other instruments, including derivatives. Due to the short-term nature of the fund’s investment portfolio, the fund does not calculate a portfolio turnover rate. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the fund may exceed these limits from time to time.

Principal Risks
Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the fund’s commencement date. The Predecessor Fund and the fund have identical investment objectives and substantially identical investment strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares (previously Predecessor Fund’s Class Y Shares)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	Q1/2022:	18.13%	Worst Quarter:	Q2/2015:	-10.57%	Year to Date (03/31/2023): -8.76%

Average Annual Total Returns (for the periods ended 12/31/22; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus AlphaSimplex Managed Futures Strategy Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	35.65%	8.66%	7.57%
Class A	Return Before Taxes	27.54%	7.14%	6.67%
Class C	Return Before Taxes	33.28%	7.60%	6.66%
Class R6	Return Before Taxes	35.93%	8.81%		8.98%	May 01, 2017
After Taxes on Distributions | Class I	Return After Taxes on Distributions	24.63%	5.54%	5.36%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	23.68%	5.60%	5.18%
Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses, or taxes)	Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses, or taxes)	22.13%	4.05%	4.82%	4.17%	May 01, 2017
SG Trend Index (reflects no deduction for fees, expenses, or taxes)	SG Trend Index (reflects no deduction for fees, expenses, or taxes)	27.35%	8.18%	5.74%	8.02%	May 01, 2017

The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index. The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes, including equities, fixed income, commodities and currencies. The indexes are calculated on a total return basis with net dividends reinvested. The indexes are unmanaged, and are not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I shares; after-tax returns for other share classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.